Expense Example, No Redemption {- Communication Services Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Communication Services Fund - AMCIZ PRO-06 - Communication Services Portfolio	Apr. 29, 2022 USD ($)
Fidelity Advisor Communication Services Fund Class A
Expense Example, No Redemption:
1 Year	$ 674
3 Years	884
5 Years	1,111
10 Years	1,762
Fidelity Advisor Communication Services Fund Class M
Expense Example, No Redemption:
1 Year	475
3 Years	739
5 Years	1,023
10 Years	1,830
Fidelity Advisor Communication Services Fund Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	1,897
Fidelity Advisor Communication Services Fund Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	930
Fidelity Advisor Communication Services Fund Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774